Financial Assets Measured at Amortized Cost - Schedule of Changes in Credit Loss Allowance (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$)
Credit card [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance	R$ 308,153
Transfer from stage 1 to stage 2
Transfer from stage 1 to stage 3
Transfer from stage 2 to stage 3
Transfer from stage 2 to stage 1
Transfer from stage 3 to stage 1
Transfer from stage 3 to stage 2
New originated financial assets	180,459	[1]
Changes in exposures and risk migration	(73,787)	[2]
Write-offs	(32,850)
Changes to ECL calculation methods	(9,475)	[3]
Credit loss allowance, ending balance	372,500
Credit card [Member] | Stage 1 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance	64,296
Transfer from stage 1 to stage 2	(1,861)
Transfer from stage 1 to stage 3	(602)
Transfer from stage 2 to stage 3
Transfer from stage 2 to stage 1	5,542
Transfer from stage 3 to stage 1	150
Transfer from stage 3 to stage 2
New originated financial assets	72,341	[1]
Changes in exposures and risk migration	(6,227)	[2]
Write-offs
Changes to ECL calculation methods	12,870	[3]
Credit loss allowance, ending balance	146,509
Credit card [Member] | Stage 2 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance	96,270
Transfer from stage 1 to stage 2	1,861
Transfer from stage 1 to stage 3
Transfer from stage 2 to stage 3	(1,012)
Transfer from stage 2 to stage 1	(5,542)
Transfer from stage 3 to stage 1
Transfer from stage 3 to stage 2	73
New originated financial assets	77,692	[1]
Changes in exposures and risk migration	(13,394)	[2]
Write-offs
Changes to ECL calculation methods	(14,841)	[3]
Credit loss allowance, ending balance	141,107
Credit card [Member] | Stage 3 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance	147,587
Transfer from stage 1 to stage 2
Transfer from stage 1 to stage 3	602
Transfer from stage 2 to stage 3	1,012
Transfer from stage 2 to stage 1
Transfer from stage 3 to stage 1	(150)
Transfer from stage 3 to stage 2	(73)
New originated financial assets	30,426	[1]
Changes in exposures and risk migration	(54,166)	[2]
Write-offs	(32,850)
Changes to ECL calculation methods	(7,504)	[3]
Credit loss allowance, ending balance	84,884
Loans to customers [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance	556,067
Transfer from stage 1 to stage 2
Transfer from stage 1 to stage 3
Transfer from stage 2 to stage 3
Transfer from stage 2 to stage 1
Transfer from stage 3 to stage 1
Transfer from stage 3 to stage 2
New originated financial assets	236,054	[1]
Changes in exposures and risk migration	2,182,279	[2]
Write-offs	(202,402)
Changes to ECL calculation methods	10,280	[3]
Credit loss allowance, ending balance	2,782,278
Loans to customers [Member] | Stage 1 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance	43,282
Transfer from stage 1 to stage 2	(152)
Transfer from stage 1 to stage 3	(1,132)
Transfer from stage 2 to stage 3
Transfer from stage 2 to stage 1	3,797
Transfer from stage 3 to stage 1	629
Transfer from stage 3 to stage 2
New originated financial assets	55,656	[1]
Changes in exposures and risk migration	(5,404)	[2]
Write-offs
Changes to ECL calculation methods	32,647	[3]
Credit loss allowance, ending balance	129,323
Loans to customers [Member] | Stage 2 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance	204,055
Transfer from stage 1 to stage 2	152
Transfer from stage 1 to stage 3
Transfer from stage 2 to stage 3	(25,681)
Transfer from stage 2 to stage 1	(3,797)
Transfer from stage 3 to stage 1
Transfer from stage 3 to stage 2	70
New originated financial assets	21,083	[1]
Changes in exposures and risk migration	299,857	[2]
Write-offs
Changes to ECL calculation methods	52,105	[3]
Credit loss allowance, ending balance	547,844
Loans to customers [Member] | Stage 3 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance	308,730
Transfer from stage 1 to stage 2
Transfer from stage 1 to stage 3	1,132
Transfer from stage 2 to stage 3	25,681
Transfer from stage 2 to stage 1
Transfer from stage 3 to stage 1	(629)
Transfer from stage 3 to stage 2	(70)
New originated financial assets	159,315	[1]
Changes in exposures and risk migration	1,887,826	[2]
Write-offs	(202,402)
Changes to ECL calculation methods	(74,472)	[3]
Credit loss allowance, ending balance	2,105,111
Prepayment of receivables [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance
New originated financial assets	608
Credit loss allowance, ending balance	608
Prepayment of receivables [Member] | Stage 1 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance
New originated financial assets	471
Credit loss allowance, ending balance	471
Prepayment of receivables [Member] | Stage 2 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance
New originated financial assets	21
Credit loss allowance, ending balance	21
Prepayment of receivables [Member] | Stage 3 [Member]
Schedule of Changes in Credit Loss Allowance [Line Items]
Credit loss allowance, beginning balance
New originated financial assets	116
Credit loss allowance, ending balance	R$ 116

[1]	ECL allowances as of December 31, 2025 for financial assets originated during 2025.
[2]	Change in ECL allowances due to changes in exposure amounts as well as migration of exposures between stages and risk bands within stages, are associated with credit portfolio movement and rollovers during the years.
[3]	Change in ECL allowances due to changes in ECL calculation methods implemented during 2025, as a result of a methodology review and update to incorporate the latest risk and recovery information.